VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under Investment Company Act of 1940 File Nos. 33-15881 and 811-07917

To the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, Wilshire Variable Insurance Trust (the “Fund”) certifies that:

a.	the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Fund’s registration statement was filed with the Commission via EDGAR on April 16, 2007.

Please contact the undersigned if you have any questions or comments at (310) 260-6664.

Very truly yours,

/s/ Scott Boroczi

Scott Boroczi

Treasurer